Schedule of Investments

ARK Fintech Innovation ETF

April 30, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Banks - 1.9%
NU Holdings Ltd., Class A (Brazil)*	2,775,146	$14,319,753
TCS Group Holding PLC, Class Reg S (Russia)*(a)(b)	607,059	6,071
Total Banks		14,325,824

Broadline Retail - 10.2%
Global-e Online Ltd. (Israel)*	1,153,619	32,162,898
JD.com, Inc. (China)(c)	112,885	4,032,252
MercadoLibre, Inc. (Brazil)*	33,265	42,495,705
Total Broadline Retail		78,690,855

Capital Markets - 14.6%
Coinbase Global, Inc., Class A*	1,290,694	69,426,430
Intercontinental Exchange, Inc.	71,928	7,835,117
Robinhood Markets, Inc., Class A*	3,998,444	35,386,230
Total Capital Markets		112,647,777

Consumer Finance - 1.9%
Kaspi.KZ JSC (Kazakhstan)(b)	176,958	14,599,035

Entertainment - 4.9%
ROBLOX Corp., Class A*	377,476	13,438,146
Roku, Inc.*	430,424	24,194,133
Total Entertainment		37,632,279

Financial Services - 19.5%
Adyen NV (Netherlands)*(d)	21,239	33,981,651
Block, Inc.*	1,154,881	70,205,216
StoneCo Ltd., Class A (Brazil)*	2,313,183	28,498,415
Toast, Inc., Class A*	993,201	18,076,258
Total Financial Services		150,761,540

Health Care Technology - 3.1%
Teladoc Health, Inc.*	891,082	23,640,405

Hotels, Restaurants & Leisure - 6.8%
DraftKings, Inc., Class A*	2,405,074	52,695,171

Insurance - 4.1%
Discovery Ltd. (South Africa)*	4,024,011	31,626,736

Interactive Media & Services - 2.7%
Pinterest, Inc., Class A*	442,895	10,186,585
Z Holdings Corp. (Japan)	4,047,214	11,008,826
Total Interactive Media & Services		21,195,411

IT Services - 16.3%
Shopify, Inc., Class A (Canada)*	1,817,149	88,040,869
Twilio, Inc., Class A*	710,067	37,356,625
Total IT Services		125,397,494

Real Estate Management & Development - 0.5%
Zillow Group, Inc., Class C*	95,366	4,152,236

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	42,682	11,843,828

Investments	Shares	Value

Software - 11.9%
Bill.com Holdings, Inc.*	270,918	$20,809,211
Intuit, Inc.	70,383	31,246,533
UiPath, Inc., Class A*	2,834,638	39,911,703
Total Software		91,967,447
Total Common Stocks
(Cost $1,807,221,590)		771,176,038
MONEY MARKET FUND–0.0%(e)
Goldman Sachs Financial Square Treasury Obligations Fund, 4.70% (f)
(Cost $73,443)	73,443	73,443
Total Investments–99.9%
(Cost $1,807,295,033)		771,249,481
Other Assets in Excess of Liabilities–0.1%		582,813
Net Assets–100.0%		$771,832,294

*	Non-income producing security
(a)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Global Depositary Receipt
(c)	American Depositary Receipt
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Less than 0.05%
(f)	Rate shown represents annualized 7-day yield as of April 30, 2023.

Schedule of Investments (Continued)

ARK Fintech Innovation ETF

April 30, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2023, based upon the three levels defined above:

ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$771,169,967	$–	$6,071	$771,176,038
Money Market Fund	73,443	–	–	73,443
Total	$771,243,410	$–	$6,071	$771,249,481

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.